Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 5,606	€ 5,717
Property, plant and equipment	114,196	108,112
Investment in associate	50,035	9,176
Other receivables	1,779	1,375
Marketable securities	106,426	115,280
Total non-current assets	278,042	239,660
Current assets
Trade receivables	60	387
Other receivables	7,183	6,957
Prepayments	15,322	13,994
Marketable securities	169,659	134,278
Cash and cash equivalents	495,047	584,517
Total current assets	687,271	740,133
Total assets	965,313	979,793
Equity
Share capital	7,228	7,217
Distributable equity	795,591	831,494
Total equity	802,819	838,711
Non-current liabilities
Lease liabilities	89,568	85,116
Other payables		3,162
Total non-current liabilities	89,568	88,278
Current liabilities
Lease liabilities	6,913	6,859
Contract liabilities	254	363
Trade payables and accrued expenses	54,133	21,897
Other payables	11,253	23,384
Income taxes payable	373	301
Total current liabilities	72,926	52,804
Total liabilities	162,494	141,082
Total equity and liabilities	€ 965,313	€ 979,793